OTHER INVESTMENTS - Key observable/unobservable inputs (Details) - R / kg	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Discount period | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, years	8 years	9 years
Cost of equity | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.180	0.170
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Forecast average gold price	1,620,480	1,209,686
Forecast average silver price	18,598	15,142
Average South African CPI	4.50%	4.50%
Long-Term Government Bond Rate	9.70%	9.92%
Rand Refinery Proprietary Limited ("Rand Refinery") | Terminal growth rate
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.045	0.045
Rand Refinery Proprietary Limited ("Rand Refinery") | Weighted average cost of capital
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.160	0.170